Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2020
Summary of Significant Accounting Policies
Schedule of cash and cash equivalents

	December 31,	September 30,
	2019	2020
Cash and cash equivalents	862,839	19,327,717
Restricted cash	82,507	184,244
Long-term restricted cash	44,523	43,623
Total	989,869	19,555,584

Summary of activity in the allowance for credit losses related to accounts receivable

Nine Months Ended
September 30, 2020
Balance as at December 31, 2019	85,824
Adoption of ASC Topic 326	6,775
Balance as at January 1, 2020	92,599
Current period reversal, net	(1,055)
Current period write-offs	(55,319)
Balance as at September 30, 2020	36,225

Schedule of estimate useful life of property, plant and equipment

Useful lives
Building and constructions	20 years
Production facilities	10 years
Charging & battery swap infrastructure	5 years
R&D equipment	5 years
Computer and electronic equipment	3 years
Purchased software	3 years
Leasehold improvements	Shorter of the estimated useful life or remaining lease term
Others	3 to 5 years

Schedule of estimate useful life of intangible assets, net

Useful lives
Domain names and others	5 years
License	3 years

Schedule of reconciliation of carried-forward warranty liabilities

	September 30,	September 30,
	2019	2020
Warranty–beginning of period	177,293	412,004
Provision for warranty	176,714	345,971
Warranty costs incurred	(35,881)	(31,613)
Warranty–end of period	318,126	726,362